Financial Instruments and Risk Management - Schedule of Losses on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Loss (gain) on financial instruments	$ 10,563	$ (6,621)
Derivative commodity contracts [member]
Disclosure of financial liabilities [line items]
Realized derivative loss (gain) on derivative commodity contracts during the year	10,475	(6,801)
Unrealized derivative loss on commodity contracts outstanding at year end	$ 88	$ 180